Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		$ 362,910	$ 324,007
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(117,988)	(73,342)
Net amounts of financial instruments presented in the consolidated statement of financial position		244,922	250,665
Impact of master netting arrangements or similar agreements	[1]	(49,500)	(51,255)
Collateral	[2],[3]	(184,375)	(185,945)
Net amount	[4]	11,047	13,465
Gross amounts of recognized financial instruments		359,697	292,009
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(117,988)	(73,342)
Net amounts of financial instruments presented in the consolidated statement of financial position		241,709	218,667
Impact of master netting arrangements or similar agreements	[1]	(49,500)	(51,255)
Collateral	[2],[3]	(178,299)	(154,730)
Net amount	[4]	13,910	12,682
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		51,260	58,660
Net amounts of financial instruments presented in the consolidated statement of financial position		51,260	58,660
Impact of master netting arrangements or similar agreements	[1]	(29,949)	(33,899)
Collateral	[2],[3]	(11,565)	(14,515)
Net amount	[4]	9,746	10,246
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		308,437	233,349
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(117,988)	(73,342)
Net amounts of financial instruments presented in the consolidated statement of financial position		190,449	160,007
Impact of master netting arrangements or similar agreements	[1]	(19,551)	(17,356)
Collateral	[2],[3]	(166,734)	(140,215)
Net amount	[4]	4,164	2,436
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		44,379	51,340
Net amounts of financial instruments presented in the consolidated statement of financial position		44,379	51,340
Impact of master netting arrangements or similar agreements	[1]	(29,949)	(33,899)
Collateral	[2],[3]	(5,559)	(6,479)
Net amount	[4]	8,871	10,962
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		318,531	272,667
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(117,988)	(73,342)
Net amounts of financial instruments presented in the consolidated statement of financial position		200,543	199,325
Impact of master netting arrangements or similar agreements	[1]	(19,551)	(17,356)
Collateral	[2],[3]	(178,816)	(179,466)
Net amount	[4]	$ 2,176	$ 2,503

[1]	Amounts that are subject to master netting arrangements or similar agreements but were not offset in the Consolidated Statement of Financial Position because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only.
[2]	Cash and financial instrument collateral amounts received or pledged in relation to the total amounts of financial assets and financial liabilities, including those that were not offset in the Consolidated Statement of Financial Position. These amounts are disclosed at fair value and the rights of set off are conditional upon the default of the counterparty.
[3]	Derivative financial instruments assets include cash collateral of $4,505 million (2023 – $4,511 million) and non-cash collateral of $1,054 million (2023 – $1,968 million). Derivative financial instruments liabilities include cash collateral of $10,847 million (2023 – $13,889 million) and non-cash collateral of $718 million (2023 – $626 million).
[4]	Not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to offsetting and collateral arrangements.